Consolidated and Combined Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2016	Sep. 30, 2015
Assets
Cash and cash equivalents	$ 6,005	$ 0
Accounts receivable, net of allowance for doubtful accounts of $153 and $144, respectively	7,043	7,382
Federal and state taxes receivable	261	115
Inventory of parts and supplies	811	780
Prepaid tires on equipment	2,052	2,019
Prepaid taxes and licenses	681	694
Prepaid insurance	820	748
Prepaid expenses, other	64	58
Total current assets	17,737	11,796
Land	2,626	2,679
Buildings	5,494	5,507
Equipment	94,663	91,800
Property, plant and equipment, at cost	102,783	99,986
Less accumulated depreciation	59,080	57,366
Net property, plant and equipment	43,703	42,620
Goodwill	3,431	3,431
Intangible assets, net	1,214	1,384
Other assets, net	214	295
Total assets	66,299	59,526
Liabilities and Shareholders' Equity
Accounts payable	4,896	4,163
Bank overdraft	0	773
Accrued payroll and benefits	4,608	5,363
Accrued insurance	700	1,102
Accrued liabilities, other	369	393
Total current liabilities	10,573	11,794
Deferred income taxes	10,479	8,334
Accrued insurance	184	1,026
Other liabilities	1,117	1,170
Commitments and contingencies (Note 11)
Shareholders' Equity:
Preferred stock, 5,000,000 shares authorized, of which 250,000 shares are disignated Series A Junior Participating Preferred Stock; $0.01 par value; none issued and outstanding	0	0
Common stock, $.10 par value; (25,000,000 shares authorized; 3,289,353 and 3,272,804 shares issued and outstanding, respectively)	329	327
Capital in excess of par value	35,919	35,005
Retained earnings	7,524	1,819
Accumulated other comprehensive income, net	174	51
Total shareholders' equity	43,946	37,202
Total liabilties and shareholders' equity	$ 66,299	$ 59,526